Portfolio of Investments
Columbia Tax-Exempt Fund, April 30, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Corporate Bonds & Notes 0.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
United States 0.0%
Anuvia Florida LLC(a)
01/01/2029	5.000%	527,075	395,306
Total Corporate Bonds & Notes (Cost $527,075)			395,306

Exchange-Traded Fixed Income Funds 0.2%
	Shares	Value ($)
United States 0.2%
Columbia Multi-Sector Municipal Income ETF(b)	274,473	5,709,313
Total Exchange-Traded Fixed Income Funds (Cost $5,972,533)		5,709,313

Floating Rate Notes 1.8%
Issue Description	Effective Yield	Principal Amount ($)	Value ($)
New Hampshire 0.0%
New Hampshire Health & Education Facilities Authority Act(c),(d)
Revenue Bonds
University of New Hampshire
Series 2012B-2 (Wells Fargo Bank)
07/01/2033	0.170%	480,000	480,000
New York 1.8%
City of New York(c),(d)
Unlimited General Obligation Bonds
Fiscal 2015
Subordinated Series 2015 (JPMorgan Chase Bank)
06/01/2044	0.160%	7,105,000	7,105,000
New York City Transitional Finance Authority(c),(d)
Revenue Bonds
Future Tax Secured
Subordinated Series 2012C (JPMorgan Chase Bank)
11/01/2036	0.160%	6,220,000	6,220,000
Subordinated Series 2015 (JPMorgan Chase Bank)
02/01/2045	0.160%	1,280,000	1,280,000
Subordinated Series 2016 (JPMorgan Chase Bank)
02/01/2045	0.160%	11,850,000	11,850,000
New York City Water & Sewer System(c),(d)
Revenue Bonds
2nd General Resolution
Series 2013 (JPMorgan Chase Bank)
06/15/2050	0.160%	16,435,000	16,435,000
06/15/2050	0.160%	10,000,000	10,000,000
Floating Rate Notes (continued)
Issue Description	Effective Yield	Principal Amount ($)	Value ($)
Series 2013DD-2 (JPMorgan Chase Bank)
06/15/2043	0.160%	3,110,000	3,110,000
Total			56,000,000
Total Floating Rate Notes (Cost $56,480,000)			56,480,000

Municipal Bonds 97.0%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Alabama 0.6%
Lower Alabama Gas District (The)
Revenue Bonds
Series 2016A
09/01/2046	5.000%	16,000,000	19,909,280
Arizona 1.6%
Arizona Board of Regents
Revenue Bonds
Series 2020A
07/01/2032	5.000%	700,000	890,043
07/01/2033	5.000%	700,000	883,477
07/01/2034	5.000%	1,000,000	1,257,390
Arizona Health Facilities Authority
Refunding Revenue Bonds
Scottsdale Lincoln Hospital Project
Series 2014
12/01/2042	5.000%	7,000,000	7,452,690
Revenue Bonds
Banner Health
Series 2014A
01/01/2044	5.000%	15,000,000	15,986,100
Arizona Industrial Development Authority
Revenue Bonds
Great Lakes Senior Living Community
Series 2019
01/01/2039	4.250%	1,000,000	864,720
01/01/2040	4.250%	750,000	642,195
Lincoln South Beltway Project
Series 2020
11/01/2030	5.000%	1,350,000	1,678,738
11/01/2031	5.000%	5,000,000	6,266,550
Industrial Development Authority of the City of Phoenix (The)
Revenue Bonds
Downtown Student Housing II LLC - Arizona State University Project
Series 2019
07/01/2044	5.000%	1,000,000	1,043,180
07/01/2049	5.000%	1,125,000	1,168,447
Columbia Tax-Exempt Fund | Quarterly Report 2020	1

Portfolio of Investments   (continued)
Columbia Tax-Exempt Fund, April 30, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Industrial Development Authority of the County of Yavapai (The)
Refunding Revenue Bonds
Yavapai Regional Medical Center
Series 2019
08/01/2038	4.000%	1,000,000	1,054,080
La Paz County Industrial Development Authority
Revenue Bonds
Charter School Solutions -Harmony Public
Series 2018
02/15/2038	5.000%	825,000	862,975
Maricopa County Industrial Development Authority(e)
Revenue Bonds
Christian Care Surprise, Inc.
Series 2016
01/01/2036	5.750%	2,000,000	1,848,240
Salt Verde Financial Corp.
Revenue Bonds
Series 2007
12/01/2032	5.000%	7,170,000	8,497,024
Total			50,395,849
Arkansas 0.2%
Pulaski County Public Facilities Board
Revenue Bonds
Series 2014
12/01/2039	5.000%	4,000,000	4,284,840
12/01/2042	5.000%	2,000,000	2,129,340
Total			6,414,180
California 7.2%
ABAG Finance Authority for Nonprofit Corps.
Refunding Revenue Bonds
Episcopal Senior Communities
Series 2011
07/01/2041	6.125%	7,015,000	7,125,556
California Health Facilities Financing Authority
Refunding Revenue Bonds
Sutter Health
Series 2016B
11/15/2041	4.000%	10,000,000	10,420,700
Revenue Bonds
Kaiser Permanente
Subordinated Series 2017A-2
11/01/2044	4.000%	15,000,000	15,969,750
California Municipal Finance Authority
Refunding Revenue Bonds
Community Medical Centers
Series 2017A
02/01/2036	5.000%	1,500,000	1,638,585
02/01/2037	5.000%	1,000,000	1,089,250
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
California Municipal Finance Authority(e),(f),(g)
Revenue Bonds
UTS Renewable Energy-Waste Water Facilities
Series 2011
12/01/2032	0.000%	1,830,000	36,600
California Public Finance Authority
Refunding Revenue Bonds
Sharp Healthcare
Series 2017A
08/01/2047	4.000%	10,000,000	10,602,500
California School Finance Authority(e)
Revenue Bonds
River Springs Charter School Project
Series 2015
07/01/2046	6.375%	150,000	158,915
California State Public Works Board
Revenue Bonds
Various Capital Projects
Series 2012A
04/01/2037	5.000%	4,660,000	4,943,747
Various Correctional Facilities
Series 2014A
09/01/2039	5.000%	7,000,000	7,742,350
California Statewide Communities Development Authority(e)
Refunding Revenue Bonds
899 Charleston Project
Series 2014A
11/01/2029	5.000%	1,650,000	1,660,544
11/01/2034	5.000%	3,700,000	3,662,408
Revenue Bonds
California Baptist University
Series 2014A
11/01/2033	6.125%	1,560,000	1,669,652
11/01/2043	6.375%	1,035,000	1,101,871
Lancer Plaza Project
Series 2013
11/01/2043	5.875%	1,875,000	1,940,906
California Statewide Communities Development Authority
Revenue Bonds
Loma Linda University Medical Center
Series 2014
12/01/2044	5.250%	3,500,000	3,533,705
Castaic Lake Water Agency(h)
Certificate of Participation
Capital Appreciation-Water System Improvement Project
Series 1999 (AMBAC)
08/01/2024	0.000%	9,445,000	8,905,880

2	Columbia Tax-Exempt Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Tax-Exempt Fund, April 30, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Chino Public Financing Authority
Refunding Special Tax Bonds
Series 2012
09/01/2025	5.000%	790,000	838,988
09/01/2026	5.000%	1,230,000	1,303,726
09/01/2027	5.000%	1,280,000	1,353,702
City of Los Angeles Department of Airports(f)
Revenue Bonds
Subordinated Series 2017A
05/15/2042	5.000%	4,375,000	4,831,356
City of Pomona
Refunding Revenue Bonds
Mortgage-Backed Securities
Series 1990A Escrowed to Maturity (GNMA / FNMA)
05/01/2023	7.600%	2,745,000	2,998,775
Foothill-Eastern Transportation Corridor Agency
Refunding Revenue Bonds
Junior Lien
Series 2014C
01/15/2033	6.250%	3,845,000	4,244,765
Series 2014A
01/15/2046	5.750%	19,005,000	20,434,556
Golden State Tobacco Securitization Corp.
Refunding Revenue Bonds
Series 2018A-1
06/01/2047	5.000%	1,000,000	971,930
Series 2018A-2
06/01/2047	5.000%	9,500,000	9,233,335
Los Angeles County Schools Regionalized Business Services Corp.(h)
Certificate of Participation
Capital Appreciation-Pooled Financing
Series 1999A (AMBAC)
08/01/2022	0.000%	2,180,000	2,100,713
Los Angeles Unified School District
Unlimited General Obligation Bonds
Series 2020RYQ
07/01/2032	5.000%	3,500,000	4,450,215
Norwalk-La Mirada Unified School District(h)
Unlimited General Obligation Bonds
Capital Appreciation
Series 2005B (NPFGC)
08/01/2023	0.000%	9,790,000	9,342,010
Palomar Health
Refunding Revenue Bonds
Series 2016
11/01/2036	5.000%	4,605,000	5,003,102
Perris Community Facilities District
Special Tax Bonds
Series 1991-90-2 Escrowed to Maturity
10/01/2021	8.750%	6,165,000	6,857,330
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
San Francisco City & County Airport Commission - San Francisco International Airport(f)
Revenue Bonds
Series 2019E
05/01/2050	5.000%	10,000,000	11,188,700
Unrefunded Revenue Bonds
Series 2014A
05/01/2044	5.000%	24,000,000	25,722,240
State of California
Unlimited General Obligation Bonds
Series 2019
04/01/2032	5.000%	5,000,000	6,215,700
Various Purpose
Series 2020
03/01/2035	5.000%	2,700,000	3,363,147
Unlimited General Obligation Refunding Bonds
Series 2017A-2
08/01/2030	5.000%	5,080,000	6,178,144
Series 2020
03/01/2035	5.000%	4,500,000	5,605,245
Unrefunded Unlimited General Obligation Bonds
Series 2004
04/01/2029	5.300%	6,000	6,019
Temecula Public Financing Authority
Refunding Special Tax Bonds
Wolf Creek Community Facilities District
Series 2012
09/01/2027	5.000%	1,275,000	1,338,074
09/01/2028	5.000%	1,315,000	1,379,632
09/01/2029	5.000%	1,405,000	1,468,633
09/01/2030	5.000%	1,480,000	1,541,242
09/01/2031	5.000%	1,555,000	1,615,567
West Contra Costa Unified School District
Unlimited General Obligation Refunding Bonds
Series 2001B (NPFGC)
08/01/2024	6.000%	1,450,000	1,602,004
Total			223,391,769
Colorado 4.2%
City & County of Denver Airport System(f)
Refunding Revenue Bonds
Subordinated Series 2018-A
12/01/2048	4.000%	11,500,000	11,938,495
Colorado Bridge Enterprise(f)
Revenue Bonds
Central 70 Project
Series 2017
06/30/2051	4.000%	9,240,000	9,672,525

Columbia Tax-Exempt Fund | Quarterly Report 2020	3

Portfolio of Investments   (continued)
Columbia Tax-Exempt Fund, April 30, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Colorado Educational & Cultural Facilities Authority(e)
Improvement Refunding Revenue Bonds
Skyview Charter School
Series 2014
07/01/2034	5.125%	1,525,000	1,441,872
07/01/2044	5.375%	2,100,000	1,921,038
07/01/2049	5.500%	925,000	849,714
Colorado Health Facilities Authority
Improvement Refunding Revenue Bonds
Bethesda Project
Series 2018
09/15/2048	5.000%	15,000,000	15,265,800
09/15/2053	5.000%	10,000,000	10,142,700
Prerefunded 01/01/23 Revenue Bonds
Catholic Health Initiatives
Series 2013A
01/01/2045	5.250%	7,000,000	7,768,670
Prerefunded 06/01/27 Revenue Bonds
Evangelical Lutheran Good Samaritan Society
Series 2017
06/01/2047	5.000%	4,445,000	5,583,942
Refunding Revenue Bonds
AdventHealth Obligated
Series 2019
11/15/2043	4.000%	6,000,000	6,196,920
CommonSpirit Health
Series 2019A
08/01/2049	4.000%	25,640,000	24,363,385
Covenant Retirement Communities
Series 2012A
12/01/2033	5.000%	5,500,000	5,567,320
Series 2015
12/01/2035	5.000%	3,800,000	3,864,524
School Health System
Series 2019A
01/01/2038	4.000%	3,200,000	3,351,104
Revenue Bonds
NJH-SJH Center for Outpatient Health
Series 2019
01/01/2050	4.000%	15,105,000	15,730,498
E-470 Public Highway Authority(h)
Revenue Bonds
Capital Appreciation
Series 1997B (NPFGC)
09/01/2022	0.000%	6,515,000	6,158,369
Total			129,816,876
Connecticut 0.4%
Connecticut Housing Finance Authority
Refunding Revenue Bonds
Series 2020A-1
05/15/2038	2.450%	3,000,000	2,808,600
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Connecticut State Health & Educational Facilities Authority(e)
Revenue Bonds
Church Home of Hartford, Inc.
Series 2016
09/01/2046	5.000%	1,250,000	1,105,025
State of Connecticut
Unlimited General Obligation Bonds
Series 2018E
09/15/2037	5.000%	500,000	570,335
Series 2018-E
09/15/2034	5.000%	2,000,000	2,307,200
Series 2019A
04/15/2034	5.000%	1,000,000	1,165,180
04/15/2039	5.000%	4,235,000	4,844,205
Total			12,800,545
Delaware 0.1%
Delaware State Economic Development Authority
Revenue Bonds
Newark Charter School
Series 2012
09/01/2032	4.625%	2,000,000	2,021,560
09/01/2042	5.000%	1,350,000	1,363,460
Total			3,385,020
District of Columbia 0.7%
District of Columbia
Prerefunded 07/01/23 Revenue Bonds
KIPP Charter School
Series 2013
07/01/2033	6.000%	250,000	290,120
07/01/2048	6.000%	1,150,000	1,334,552
Refunding Revenue Bonds
Children’s Hospital
Series 2015
07/15/2044	5.000%	9,090,000	9,880,467
Friendship Public Charter School
Series 2016
06/01/2046	5.000%	1,385,000	1,428,378
Revenue Bonds
Ingleside RockCreek Project
Series 2017
07/01/2037	5.000%	500,000	446,845
07/01/2042	5.000%	1,000,000	857,470
KIPP DC Project
Series 2019
07/01/2044	4.000%	1,240,000	1,098,863

4	Columbia Tax-Exempt Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Tax-Exempt Fund, April 30, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Metropolitan Washington Airports Authority Dulles Toll Road
Refunding Revenue Bonds
Dulles Metrorail
Subordinated Series 2019
10/01/2049	4.000%	7,950,000	7,648,854
Total			22,985,549
Florida 7.3%
Alachua County Health Facilities Authority
Revenue Bonds
Shands Teaching Hospital & Clinics
Series 2019
12/01/2049	4.000%	5,000,000	4,922,500
Capital Trust Agency, Inc.(e),(g)
Revenue Bonds
1st Mortgage Tallahassee Tapestry Senior Housing Project
Series 2015
12/01/2045	0.000%	3,760,000	2,068,000
Capital Trust Agency, Inc.(e)
Revenue Bonds
1st Mortgage Tallahassee Tapestry Senior Housing Project
Series 2015
12/01/2050	7.125%	1,000,000	550,000
Central Florida Expressway Authority
Refunding Revenue Bonds
Senior Lien
Series 2016B
07/01/2039	4.000%	10,500,000	11,008,515
City of Atlantic Beach
Revenue Bonds
Fleet Landing Project
Series 2018
11/15/2048	5.000%	2,500,000	2,307,525
City of Lakeland
Revenue Bonds
Lakeland Regional Health
Series 2015
11/15/2045	5.000%	22,000,000	23,053,360
County of Broward Airport System(f)
Revenue Bonds
Series 2015A
10/01/2045	5.000%	14,000,000	15,372,140
Series 2019A
10/01/2039	5.000%	2,500,000	2,840,175
10/01/2049	5.000%	1,000,000	1,115,880
County of Miami-Dade Aviation(f)
Refunding Revenue Bonds
Series 2014A
10/01/2033	5.000%	15,000,000	16,430,700
10/01/2036	5.000%	21,400,000	23,292,402
Series 2017B
10/01/2040	5.000%	11,250,000	12,321,225
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
County of Osceola Transportation(h)
Refunding Revenue Bonds
Series 2020A-2
10/01/2040	0.000%	4,650,000	2,324,907
10/01/2041	0.000%	2,500,000	1,200,125
10/01/2042	0.000%	3,250,000	1,497,308
10/01/2043	0.000%	2,750,000	1,215,308
10/01/2044	0.000%	3,000,000	1,274,880
10/01/2048	0.000%	4,000,000	1,448,200
Florida Development Finance Corp.(e)
Revenue Bonds
Renaissance Charter School
Series 2015
06/15/2046	6.125%	3,920,000	4,000,164
Renaissance Charter School Inc. Projects
Series 2015
06/15/2035	6.000%	4,000,000	4,118,320
Florida Development Finance Corp.
Revenue Bonds
Renaissance Charter School Projects
Series 2013A
06/15/2044	8.500%	12,000,000	13,205,280
Florida Housing Finance Corp.
Revenue Bonds
Series 2018 (GNMA)
07/01/2043	3.800%	6,235,000	6,543,071
Greater Orlando Aviation Authority(f)
Revenue Bonds
Priority
Subordinated Series 2017A
10/01/2047	5.000%	2,665,000	2,898,827
Series 2019A
10/01/2049	5.000%	2,000,000	2,211,520
Hillsborough County Aviation Authority
Revenue Bonds
Tampa International Airport
Series 2015A
10/01/2044	5.000%	6,115,000	6,404,912
Hillsborough County Aviation Authority(f)
Revenue Bonds
Tampa International Airport
Subordinated Series 2018
10/01/2048	5.000%	5,550,000	5,943,662
Miami-Dade County Expressway Authority
Revenue Bonds
Series 2014A
07/01/2044	5.000%	5,000,000	5,364,600
Mid-Bay Bridge Authority
Prerefunded 10/01/21 Revenue Bonds
Series 2011A
10/01/2040	7.250%	7,000,000	7,594,720

Columbia Tax-Exempt Fund | Quarterly Report 2020	5

Portfolio of Investments   (continued)
Columbia Tax-Exempt Fund, April 30, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Refunding Revenue Bonds
Series 2015A
10/01/2035	5.000%	3,765,000	3,946,962
Orange County Industrial Development Authority(e),(f)
Revenue Bonds
Anuvia Florida LLC Project
Series 2018A
07/01/2048	4.000%	9,840,000	1,476,000
Palm Beach County Health Facilities Authority
Prerefunded 12/01/24 Revenue Bonds
Boca Raton Community Hospital Obligation Group
Series 2014
12/01/2031	5.000%	1,500,000	1,766,175
Revenue Bonds
Sinai Residences of Boca Raton
Series 2014
06/01/2034	7.250%	685,000	709,756
Polk County Industrial Development Authority
Refunding Revenue Bonds
Carpenter’s Home Estates
Series 2019
01/01/2039	5.000%	1,700,000	1,641,860
Putnam County Development Authority
Refunding Revenue Bonds
Seminole Project
Series 2018A
03/15/2042	5.000%	6,665,000	7,745,263
Sarasota County Public Hospital District
Refunding Revenue Bonds
Sarasota Memorial Hospital
Series 1998B (NPFGC)
07/01/2028	5.500%	6,980,000	8,367,484
Seminole County Industrial Development Authority
Refunding Revenue Bonds
Legacy Pointe at UCF Project
Series 2019
11/15/2049	5.500%	4,200,000	3,128,748
Tampa Sports Authority
Sales Tax Revenue Bonds
Tampa Bay Arena Project
Series 1995 (NPFGC)
10/01/2025	5.750%	2,500,000	2,812,500
Tampa-Hillsborough County Expressway Authority
Refunding Revenue Bonds
Series 2017B
07/01/2042	4.000%	12,785,000	13,329,513
Total			227,452,487
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Georgia 1.1%
City of Atlanta Department of Aviation(f)
Revenue Bonds
Airport
Subordinated Series 2019
07/01/2036	4.000%	2,250,000	2,372,782
07/01/2037	4.000%	3,640,000	3,825,130
07/01/2039	4.000%	9,250,000	9,662,087
Floyd County Development Authority
Revenue Bonds
Spires Berry College Project
Series 2018
12/01/2053	6.500%	6,600,000	5,631,582
Fulton County Development Authority
Revenue Bonds
RAC Series 2017
04/01/2047	5.000%	3,000,000	3,261,450
Fulton County Residential Care Facilities for the Elderly Authority
Refunding Revenue Bonds
Lenbrook Square Foundation, Inc.
Series 2016
07/01/2036	5.000%	3,500,000	3,505,285
Georgia State Road & Tollway Authority(e),(h)
Revenue Bonds
I-75 S Express Lanes Project
Series 2014
06/01/2024	0.000%	625,000	486,363
Glynn-Brunswick Memorial Hospital Authority
Revenue Bonds
SE Georgia Health System Anticipation Certificates
Series 2017
08/01/2047	5.000%	2,145,000	2,274,773
Metropolitan Atlanta Rapid Transit Authority
Refunding Revenue Bonds
Series 2007A (AMBAC)
07/01/2026	5.250%	1,000,000	1,212,780
Oconee County Industrial Development Authority
Revenue Bonds
Presbyterian Village Athens Project
Series 2018
12/01/2048	6.250%	2,945,000	2,486,729
Total			34,718,961
Hawaii 0.1%
State of Hawaii Department of Budget & Finance
Refunding Revenue Bonds
Special Purpose - Kahala Nui
Series 2012
11/15/2032	5.125%	1,300,000	1,389,388
11/15/2037	5.250%	1,945,000	2,070,628
Total			3,460,016

6	Columbia Tax-Exempt Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Tax-Exempt Fund, April 30, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Idaho 0.5%
Idaho Health Facilities Authority
Refunding Revenue Bonds
St. Luke’s Health System Project
Series 2018
03/01/2038	4.000%	3,650,000	3,834,945
Revenue Bonds
Terraces of Boise Project
Series 2014A
10/01/2034	7.750%	9,135,000	6,163,476
10/01/2044	8.000%	5,635,000	3,797,427
10/01/2049	8.125%	4,365,000	2,941,355
Total			16,737,203
Illinois 10.4%
Chicago Board of Education(e)
Unlimited General Obligation Bonds
Dedicated
Series 2017A
12/01/2046	7.000%	10,765,000	11,800,378
Chicago Board of Education
Unlimited General Obligation Bonds
Series 2018
12/01/2046	5.000%	5,000,000	4,577,900
Chicago Midway International Airport(f)
Refunding Revenue Bonds
2nd Lien
Series 2014A
01/01/2041	5.000%	10,000,000	10,393,500
Series 2016A
01/01/2033	4.000%	3,500,000	3,509,975
Chicago O’Hare International Airport(f)
Refunding Revenue Bonds
Senior Lien
Series 2018A
01/01/2048	5.000%	7,455,000	8,127,665
Revenue Bonds
General Senior Lien
Series 2017D
01/01/2047	5.000%	7,000,000	7,507,010
01/01/2052	5.000%	17,620,000	18,844,590
Series 2015C
01/01/2046	5.000%	12,525,000	13,168,660
TriPs Obligated Group
Series 2018
07/01/2048	5.000%	2,400,000	2,508,960
Chicago O’Hare International Airport
Revenue Bonds
Series 2015D
01/01/2046	5.000%	7,310,000	7,746,553
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Chicago Park District
Limited General Obligation Bonds
Series 2016A
01/01/2033	5.000%	1,000,000	1,085,310
01/01/2034	5.000%	1,000,000	1,083,340
01/01/2036	5.000%	1,000,000	1,078,680
City of Chicago
Unlimited General Obligation Bonds
Series 2017A
01/01/2038	6.000%	6,080,000	6,315,661
Unlimited General Obligation Refunding Bonds
Series 2005D
01/01/2040	5.500%	2,000,000	2,009,800
City of Chicago Wastewater Transmission
Refunding Revenue Bonds
2nd Lien
Series 2015C
01/01/2034	5.000%	1,250,000	1,370,700
01/01/2039	5.000%	2,970,000	3,222,955
Revenue Bonds
2nd Lien
Series 2014
01/01/2039	5.000%	4,000,000	4,193,600
01/01/2044	5.000%	4,000,000	4,172,640
City of Chicago Waterworks
Refunding Revenue Bonds
2nd Lien
Series 2016
11/01/2026	5.000%	935,000	1,060,888
Revenue Bonds
2nd Lien
Series 2014
11/01/2034	5.000%	1,000,000	1,041,770
11/01/2039	5.000%	2,000,000	2,063,600
11/01/2044	5.000%	2,850,000	2,921,877
Cook County Community College District No. 508
Unlimited General Obligation Bonds
Chicago City Colleges
Series 2017 (BAM)
12/01/2047	5.000%	9,400,000	10,524,522
County of Champaign
Unlimited General Obligation Bonds
Public Safety Sales Tax
Series 1999 (NPFGC)
01/01/2023	8.250%	1,420,000	1,664,524
Illinois Finance Authority
Refunding Revenue Bonds
Northshore University Health System
Series 2020A
08/15/2036	4.000%	3,000,000	3,192,510
08/15/2038	4.000%	3,500,000	3,709,860
08/15/2040	4.000%	1,750,000	1,844,675

Columbia Tax-Exempt Fund | Quarterly Report 2020	7

Portfolio of Investments   (continued)
Columbia Tax-Exempt Fund, April 30, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Northwest Community Hospital
Series 2016A
07/01/2038	4.000%	5,000,000	5,190,050
Rush University Medical Center
Series 2015A
11/15/2038	5.000%	20,145,000	21,406,480
Series 2015B
11/15/2039	5.000%	6,590,000	6,992,847
Silver Cross Hospital & Medical Centers
Series 2015C
08/15/2044	5.000%	9,400,000	9,854,866
Revenue Bonds
Series 2013
10/01/2049	4.000%	5,575,000	5,785,735
Illinois Housing Development Authority
Revenue Bonds
Series 2019D (GNMA)
10/01/2039	2.950%	5,000,000	5,056,700
10/01/2041	3.000%	2,745,000	2,771,736
Illinois State Toll Highway Authority
Revenue Bonds
Series 2014C
01/01/2036	5.000%	5,000,000	5,577,700
01/01/2039	5.000%	5,000,000	5,547,400
Series 2019A
01/01/2044	4.000%	5,000,000	5,236,350
Metropolitan Pier & Exposition Authority(h)
Refunding Revenue Bonds
McCormick Place Expansion Project
Series 2012 (BAM)
12/15/2051	0.000%	19,000,000	4,347,580
Metropolitan Pier & Exposition Authority
Refunding Revenue Bonds
McCormick Place Expansion Project
Series 2020
06/15/2050	4.000%	2,400,000	2,006,136
Metropolitan Water Reclamation District of Greater Chicago
Limited General Obligation Refunding Bonds
Series 2007C
12/01/2033	5.250%	13,210,000	17,323,990
Railsplitter Tobacco Settlement Authority
Prerefunded 06/01/21 Revenue Bonds
Series 2010
06/01/2028	6.000%	15,000,000	15,836,400
Regional Transportation Authority
Revenue Bonds
Series 2002A (NPFGC)
07/01/2031	6.000%	5,400,000	7,206,732
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
State of Illinois
Revenue Bonds
1st Series 2002 (NPFGC)
06/15/2023	6.000%	4,000,000	4,264,080
Unlimited General Obligation Bonds
1st Series 2001 (NPFGC)
11/01/2026	6.000%	3,000,000	3,069,060
Rebuild Illinois Program
Series 2019B
11/01/2039	4.000%	7,580,000	6,540,782
Series 2019C
11/01/2042	4.000%	9,925,000	8,450,244
11/01/2043	4.000%	3,000,000	2,543,850
11/01/2044	4.000%	2,000,000	1,689,320
Series 2013
07/01/2038	5.500%	4,125,000	3,977,861
Series 2013A
04/01/2036	5.000%	8,000,000	7,482,480
Series 2014
02/01/2039	5.000%	15,000,000	13,929,600
Series 2016
11/01/2030	5.000%	5,975,000	5,730,025
Unlimited General Obligation Refunding Bonds
Series 2018-A
10/01/2033	5.000%	6,000,000	5,679,600
Total			324,239,707
Indiana 0.2%
Indiana Finance Authority
Revenue Bonds
BHI Senior Living
Series 2011
11/15/2031	5.500%	1,175,000	1,195,821
11/15/2041	5.750%	5,655,000	5,751,644
Total			6,947,465
Iowa 0.9%
Iowa Finance Authority
Revenue Bonds
Council Bluffs, Inc. Project
Series 2018
08/01/2033	5.000%	500,000	477,570
08/01/2038	5.000%	500,000	461,110
Lifespace Communities, Inc.
Series 2018A
05/15/2048	5.000%	9,275,000	8,516,861

8	Columbia Tax-Exempt Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Tax-Exempt Fund, April 30, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
PEFA, Inc.
Revenue Bonds
Series 2019 (Mandatory Put 09/01/26)
09/01/2049	5.000%	17,500,000	19,705,350
Total			29,160,891
Kansas 1.0%
University of Kansas Hospital Authority
Improvement Refunding Revenue Bonds
Kansas University Health System
Series 2015
09/01/2045	5.000%	29,000,000	32,646,170
Kentucky 0.4%
Kentucky Economic Development Finance Authority
Refunding Revenue Bonds
Owensboro Health System
Series 2017A
06/01/2041	5.000%	1,750,000	1,848,560
Kentucky Municipal Power Agency(i)
Refunding Revenue Bonds
Forward Delivery Prairie State Project
Series 2020
09/01/2035	5.000%	1,080,000	1,249,798
Kentucky Municipal Power Agency
Refunding Revenue Bonds
Series 2015A
09/01/2042	5.000%	6,600,000	7,261,320
Kentucky State Property & Building Commission
Revenue Bonds
Project #119
Series 2018 (BAM)
05/01/2034	5.000%	2,000,000	2,265,180
Total			12,624,858
Louisiana 2.2%
Louisiana Public Facilities Authority
Prerefunded 05/15/26 Revenue Bonds
Ochsner Clinic Foundation Project
Series 2016
05/15/2035	4.000%	25,000	29,045
05/15/2041	4.000%	25,000	29,045
05/15/2047	5.000%	15,000	18,297
Refunding Revenue Bonds
Ochsner Clinic Foundation Project
Series 2016
05/15/2047	5.000%	1,185,000	1,266,445
Series 2017
05/15/2036	5.000%	1,750,000	1,933,190
05/15/2046	5.000%	15,000,000	16,153,950
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
Provident Group - Flagship Properties
Series 2017
07/01/2047	5.000%	1,400,000	1,592,906
07/01/2052	5.000%	1,600,000	1,804,416
Louisiana Public Facilities Authority(f)
Revenue Bonds
Impala Warehousing LLC Project
Series 2013
07/01/2036	6.500%	17,695,000	18,153,654
New Orleans Aviation Board(f)
Revenue Bonds
General Airport-North Terminal
Series 2017B
01/01/2048	5.000%	3,725,000	4,061,479
Series 2015B
01/01/2045	5.000%	21,150,000	22,836,712
Total			67,879,139
Maryland 1.3%
Maryland Community Development Administration
Refunding Revenue Bonds
Series 2019B
09/01/2034	3.000%	3,000,000	3,097,410
09/01/2042	3.350%	3,000,000	3,087,480
Revenue Bonds
Series 2019C
09/01/2034	2.700%	10,765,000	10,879,755
Maryland Health & Higher Educational Facilities Authority
Prerefunded 07/01/24 Revenue Bonds
Western Maryland Health System
Series 2014
07/01/2034	5.250%	6,885,000	8,037,067
Refunding Revenue Bonds
Mercy Medical Center
Series 2016A
07/01/2042	4.000%	5,250,000	5,244,173
Meritus Medical Center Issue
Series 2015
07/01/2045	5.000%	3,000,000	3,139,380
Revenue Bonds
University of Maryland Medical System
Series 2017
07/01/2048	4.000%	7,335,000	7,488,888
Total			40,974,153
Massachusetts 1.8%
Commonwealth of Massachusetts
Refunding Revenue Bonds
Series 2005 (NPFGC)
01/01/2027	5.500%	4,500,000	5,436,225
01/01/2030	5.500%	2,500,000	3,176,775

Columbia Tax-Exempt Fund | Quarterly Report 2020	9

Portfolio of Investments   (continued)
Columbia Tax-Exempt Fund, April 30, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Massachusetts Bay Transportation Authority
Revenue Bonds
Series 2005B (NPFGC)
07/01/2026	5.500%	1,500,000	1,866,960
Series 2008B
07/01/2027	5.250%	710,000	895,736
Massachusetts Clean Water Trust (The)
Refunding Revenue Bonds
Pool Program
Series 2006
08/01/2030	5.250%	1,000,000	1,337,700
Massachusetts Development Finance Agency(g)
Revenue Bonds
Adventcare Project
Series 2007A
10/15/2028	0.000%	4,605,000	3,453,750
Massachusetts Development Finance Agency(h)
Revenue Bonds
Linden Ponds, Inc. Facility
Subordinated Series 2011B
11/15/2056	0.000%	645,165	83,207
Massachusetts Development Finance Agency
Revenue Bonds
UMass Boston Student Housing Project
Series 2016
10/01/2048	5.000%	6,360,000	6,332,970
WGBH Educational Foundation
Series 2002A (AMBAC)
01/01/2042	5.750%	2,000,000	2,897,780
Massachusetts Educational Financing Authority(f)
Refunding Revenue Bonds
Series 2016J
07/01/2033	3.500%	3,725,000	3,782,849
Revenue Bonds
Education Loan
Series 2014-I
01/01/2025	5.000%	6,000,000	6,615,240
01/01/2027	5.000%	3,000,000	3,359,850
Massachusetts Health & Educational Facilities Authority
Revenue Bonds
Tufts University
Series 2009M
02/15/2028	5.500%	1,000,000	1,293,440
Massachusetts Housing Finance Agency
Revenue Bonds
Special Obligations
Series 2017D
12/01/2047	3.850%	10,000,000	10,421,600
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Massachusetts Port Authority(f)
Refunding Revenue Bonds
BosFuel Project
Series 2019A
07/01/2044	4.000%	1,500,000	1,545,135
Massachusetts State College Building Authority(h)
Revenue Bonds
Capital Appreciation
Series 1999A Escrowed to Maturity (NPFGC)
05/01/2023	0.000%	3,000,000	2,909,190
Total			55,408,407
Michigan 5.4%
City of Detroit Sewage Disposal System
Refunding Revenue Bonds
Senior Lien
Series 2012A
07/01/2039	5.250%	11,925,000	12,658,149
Grand Traverse County Hospital Finance Authority
Revenue Bonds
Munson Healthcare
Series 2014A
07/01/2047	5.000%	1,200,000	1,275,384
Great Lakes Water Authority Water Supply System
Revenue Bonds
2nd Lien
Series 2016B
07/01/2046	5.000%	15,385,000	17,532,592
Michigan Finance Authority
Refunding Revenue Bonds
Henry Ford Health System
Series 2016
11/15/2046	4.000%	9,420,000	9,497,244
Senior Lien - Great Lakes Water Authority
Series 2014C-6
07/01/2033	5.000%	1,070,000	1,166,782
Trinity Health Corp.
Series 2017
12/01/2036	4.000%	2,000,000	2,094,000
Trinity Health Credit Group
Series 2019
12/01/2038	4.000%	3,250,000	3,400,508
Revenue Bonds
Beaumont Health Credit Group
Series 2016S
11/01/2044	5.000%	16,760,000	18,093,928
Henry Ford Health System
Series 2019A
11/15/2050	4.000%	4,400,000	4,435,904

10	Columbia Tax-Exempt Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Tax-Exempt Fund, April 30, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Local Government Loan Program - Great Lakes Water Authority
Series 2015
07/01/2034	5.000%	7,095,000	8,134,772
07/01/2035	5.000%	4,830,000	5,530,205
Senior Lien - Great Lakes Water Authority
Series 2014C-1
07/01/2044	5.000%	2,000,000	2,061,660
Trinity Health Credit Group
Series 2019
12/01/2040	4.000%	6,000,000	6,244,740
Michigan Finance Authority(f)
Revenue Bonds
Senior Lien - Great Lakes Water Authority
Series 2014C-2
07/01/2044	5.000%	1,500,000	1,546,245
Michigan State Hospital Finance Authority
Refunding Revenue Bonds
Ascension Health Senior Care Group
Series 2010F-4
11/15/2047	5.000%	1,250,000	1,472,500
Michigan State Housing Development Authority
Revenue Bonds
Series 2018A
10/01/2048	4.050%	5,000,000	5,265,450
Series 2019B
12/01/2034	2.700%	6,725,000	6,786,735
Michigan Strategic Fund(f)
Revenue Bonds
I-75 Improvement Project
Series 2018
12/31/2043	5.000%	8,000,000	8,142,560
06/30/2048	5.000%	3,000,000	3,023,640
Paw Paw Public Schools
Unlimited General Obligation Refunding Bonds
Series 1998 (NPFGC) (Qualified School Board Loan Fund)
05/01/2025	5.000%	1,020,000	1,144,328
Royal Oak Hospital Finance Authority
Refunding Revenue Bonds
William Beaumont Hospital
Series 2014D
09/01/2039	5.000%	9,425,000	10,012,272
St. John’s Public Schools
Unlimited General Obligation Refunding Bonds
Series 1998 (NPFGC) (Qualified School Bond Loan Fund)
05/01/2025	5.100%	1,790,000	2,020,606
Wayne County Airport Authority(f)
Refunding Revenue Bonds
Series 2015F
12/01/2033	5.000%	11,495,000	12,634,614
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
Series 2017B
12/01/2047	5.000%	1,000,000	1,086,680
Wayne County Airport Authority
Revenue Bonds
Series 2015D
12/01/2045	5.000%	21,445,000	23,479,058
Williamston Community School District
Unlimited General Obligation Bonds
Series 1996 (NPFGC) (Qualified School Bond Loan Fund)
05/01/2025	5.500%	505,000	556,641
Total			169,297,197
Minnesota 3.1%
City of Blaine
Refunding Revenue Bonds
Crest View Senior Community Project
Series 2015
07/01/2045	6.125%	11,775,000	9,260,567
City of Brooklyn Center
Revenue Bonds
Sanctuary Brooklyn Center Project
Series 2016
11/01/2035	5.500%	4,000,000	3,354,800
City of Minneapolis
Revenue Bonds
Fairview Health Services
Series 2018-A
11/15/2048	4.000%	5,000,000	4,957,350
City of Wayzata
Refunding Revenue Bonds
Folkstone Senior Living Co.
Series 2019
08/01/2049	5.000%	1,000,000	970,030
Housing & Redevelopment Authority of The City of St. Paul
Prerefunded 11/15/25 Revenue Bonds
HealthEast Care System Project
Series 2015
11/15/2030	5.000%	900,000	1,091,601
11/15/2040	5.000%	935,000	1,134,052
Refunding Revenue Bonds
Fairview Health Services
Series 2017
11/15/2047	5.000%	3,000,000	3,179,760
Southern Minnesota Municipal Power Agency(h)
Revenue Bonds
Capital Appreciation
Series 1994A (NPFGC)
01/01/2022	0.000%	27,500,000	26,883,725
01/01/2023	0.000%	26,500,000	25,464,115
01/01/2025	0.000%	17,500,000	16,161,775

Columbia Tax-Exempt Fund | Quarterly Report 2020	11

Portfolio of Investments   (continued)
Columbia Tax-Exempt Fund, April 30, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
St. Cloud Housing & Redevelopment Authority
Revenue Bonds
Sanctuary St. Cloud Project
Series 2016A
08/01/2036	5.250%	7,135,000	5,191,711
Total			97,649,486
Mississippi 0.2%
County of Lowndes
Refunding Revenue Bonds
Weyerhaeuser Co. Project
Series 1992A
04/01/2022	6.800%	2,470,000	2,643,691
Medical Center Educational Building Corp.
Refunding Revenue Bonds
University of Mississippi Medical Center
Series 1998B (AMBAC)
12/01/2023	5.500%	3,270,000	3,540,952
Total			6,184,643
Missouri 1.7%
Cape Girardeau County Industrial Development Authority
Refunding Revenue Bonds
SoutheastHEALTH
Series 2017
03/01/2032	5.000%	500,000	529,060
03/01/2036	5.000%	1,250,000	1,302,987
Health & Educational Facilities Authority
Refunding Revenue Bonds
Mosaic Health System
Series 2019
02/15/2049	4.000%	3,200,000	3,323,360
Health & Educational Facilities Authority of the State of Missouri
Revenue Bonds
Lutheran Senior Services
Series 2014
02/01/2035	5.000%	7,350,000	7,236,516
02/01/2044	5.000%	12,725,000	11,886,168
Kirkwood Industrial Development Authority
Refunding Revenue Bonds
Aberdeen Heights Project
Series 2017
05/15/2037	5.250%	2,205,000	2,047,806
05/15/2042	5.250%	2,290,000	2,053,214
Missouri Development Finance Board(f)
Revenue Bonds
Procter & Gamble Paper Products
Series 1999
03/15/2029	5.200%	6,385,000	8,028,244
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Missouri Housing Development Commission
Revenue Bonds
First Place Homeownership Loan Program
Series 2020A (GNMA)
11/01/2040	2.550%	1,500,000	1,455,240
11/01/2045	2.700%	1,200,000	1,163,808
Missouri Joint Municipal Electric Utility Commission
Refunding Revenue Bonds
Series 2016A
12/01/2041	4.000%	10,000,000	10,483,300
St. Louis County Industrial Development Authority
Revenue Bonds
Friendship Village Sunset Hills
Series 2013A
09/01/2033	5.500%	2,750,000	2,731,822
Total			52,241,525
Montana 0.0%
City of Kalispell
Refunding Revenue Bonds
Immanuel Lutheran Corp. Project
Series 2017
05/15/2052	5.250%	1,080,000	925,970
Nebraska 2.0%
Douglas County Hospital Authority No. 2
Revenue Bonds
Madonna Rehabilitation Hospital
Series 2014
05/15/2029	5.000%	2,125,000	2,319,863
05/15/2030	5.000%	2,000,000	2,175,680
05/15/2036	5.000%	1,000,000	1,068,790
05/15/2044	5.000%	6,400,000	6,756,032
Douglas County Hospital Authority No. 3
Refunding Revenue Bonds
Health Facilities - Nebraska Methodist Health System
Series 2015
11/01/2045	5.000%	12,500,000	13,405,125
Nebraska Educational Health Cultural & Social Services Finance Authority
Refunding Revenue Bonds
Immanuel Obligated Group
Series 2019
01/01/2044	4.000%	7,500,000	7,903,500
01/01/2049	4.000%	20,595,000	21,682,416
Nebraska Investment Finance Authority
Refunding Revenue Bonds
Series 2017A (GNMA)
09/01/2032	3.125%	2,635,000	2,739,610
Revenue Bonds
Series 2018-C (GNMA)
09/01/2038	3.750%	3,980,000	4,183,298

12	Columbia Tax-Exempt Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Tax-Exempt Fund, April 30, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2019D
09/01/2042	3.050%	1,525,000	1,512,266
Total			63,746,580
Nevada 0.3%
Carson City
Refunding Revenue Bonds
Carson Tahoe Regional Medical Center
Series 2012
09/01/2033	5.000%	2,500,000	2,596,225
City of Carson City
Refunding Revenue Bonds
Carson Tahoe Regional Medical Center
Series 2017
09/01/2042	5.000%	1,120,000	1,178,677
Revenue Bonds
Carson Tahoe Regional Medical Center
Series 2017
09/01/2047	5.000%	2,320,000	2,386,074
State of Nevada Department of Business & Industry(e)
Revenue Bonds
Somerset Academy
Series 2015A
12/15/2035	5.000%	1,025,000	977,891
Series 2018A
12/15/2038	5.000%	835,000	777,485
Total			7,916,352
New Hampshire 0.5%
New Hampshire Business Finance Authority
Revenue Bonds
Municipal Certificates
Series 2020A-1
01/20/2034	4.125%	9,768,131	9,365,879
New Hampshire Business Finance Authority(e)
Revenue Bonds
The Vista Project
Series 2019A
07/01/2039	5.250%	1,550,000	1,281,680
New Hampshire Health & Education Facilities Authority Act
Refunding Revenue Bonds
Elliot Hospital
Series 2016
10/01/2038	5.000%	3,150,000	3,189,154
New Hampshire Health and Education Facilities Authority Act
Revenue Bonds
Hillside Village
Series 2017A
07/01/2037	6.125%	1,750,000	1,428,140
07/01/2042	6.250%	1,000,000	790,250
Total			16,055,103
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New Jersey 3.4%
City of Atlantic City
Unlimited General Obligation Bonds
Tax Appeal
Series 2017B (AGM)
03/01/2037	5.000%	910,000	1,048,502
Middlesex County Improvement Authority(g)
Revenue Bonds
Heldrich Center Hotel
Series 2005C
01/01/2037	0.000%	1,500,000	15
New Jersey Economic Development Authority
Prerefunded 06/15/25 Revenue Bonds
Series 2015WW
06/15/2040	5.250%	150,000	181,869
Refunding Revenue Bonds
School Facilities Construction
Series 2005N-1 (AGM)
09/01/2025	5.500%	14,500,000	15,988,715
Series 2005N-1 (NPFGC)
09/01/2027	5.500%	5,000,000	5,384,400
Subordinated Series 2017A
07/01/2034	4.000%	1,750,000	1,640,923
Revenue Bonds
Lions Gate Project
Series 2014
01/01/2034	5.000%	1,000,000	875,350
01/01/2044	5.250%	750,000	631,110
Provident Group-Rowan Properties LLC
Series 2015
01/01/2048	5.000%	7,200,000	7,053,336
Series 2017DDD
06/15/2042	5.000%	1,250,000	1,242,300
Unrefunded Revenue Bonds
Series 2015WW
06/15/2040	5.250%	2,600,000	2,631,746
New Jersey Educational Facilities Authority
Revenue Bonds
Green Bond
Series 2020A
07/01/2045	5.000%	1,800,000	1,909,836
New Jersey Transportation Trust Fund Authority
Refunding Revenue Bonds
Federal Highway Reimbursement
Series 2018
06/15/2031	5.000%	5,500,000	5,818,890
Transportation System
Series 2018-A
12/15/2034	5.000%	6,000,000	6,048,840

Columbia Tax-Exempt Fund | Quarterly Report 2020	13

Portfolio of Investments   (continued)
Columbia Tax-Exempt Fund, April 30, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2019
12/15/2032	5.000%	2,600,000	2,623,842
12/15/2039	5.000%	1,400,000	1,404,130
Revenue Bonds
Series 2019BB
06/15/2050	5.000%	10,000,000	9,738,000
Transportation Program
Series 2019
06/15/2046	5.000%	3,500,000	3,426,360
Transportation System
Series 2011B
06/15/2031	5.500%	7,250,000	7,305,317
New Jersey Turnpike Authority
Refunding Revenue Bonds
Series 2005A (AGM)
01/01/2030	5.250%	2,000,000	2,578,360
Series 2017G
01/01/2043	4.000%	12,000,000	12,472,200
Revenue Bonds
Series 2004C-2 (AMBAC)
01/01/2025	5.500%	2,500,000	2,936,525
Tobacco Settlement Financing Corp.
Refunding Revenue Bonds
Series 2018A
06/01/2046	5.000%	7,220,000	7,531,471
06/01/2046	5.250%	2,000,000	2,134,020
Subordinated Series 2018B
06/01/2046	5.000%	3,845,000	3,865,494
Total			106,471,551
New Mexico 0.5%
New Mexico Hospital Equipment Loan Council
Revenue Bonds
La Vida Expansion Project
Series 2019
07/01/2049	5.000%	3,375,000	3,040,774
New Mexico Mortgage Finance Authority
Revenue Bonds
Series 2019F Class I
07/01/2044	3.050%	5,000,000	5,033,750
Single Family Mortgage Program
Series 2019C Class I (GNMA)
07/01/2034	3.050%	2,190,000	2,269,563
07/01/2039	3.350%	1,835,000	1,908,290
07/01/2044	3.600%	3,820,000	3,931,429
Total			16,183,806
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New York 3.7%
Build NYC Resource Corp.(e),(f)
Refunding Revenue Bonds
Pratt Paper, Inc. Project
Series 2014
01/01/2025	4.500%	500,000	510,110
City of New York
Unlimited General Obligation Bonds
Multi Modal
Series 2020D-1
03/01/2043	5.000%	3,000,000	3,547,530
Housing Development Corp.
Revenue Bonds
Sustainable Neighborhood
Series 2017G
11/01/2042	3.600%	4,000,000	4,098,920
Metropolitan Transportation Authority
Revenue Bonds
BAN Series 2018B-1A
05/15/2020	5.000%	10,000,000	10,003,106
New York City Housing Development Corp.
Revenue Bonds
Sustainable Development Bonds
Series 2020A
02/01/2050	2.800%	11,720,000	11,439,658
Sustainable Neighborhood
Series 2019
11/01/2044	3.150%	8,000,000	8,064,080
New York City Transitional Finance Authority
Revenue Bonds
Future Tax Secured
Subordinated Series 2019
11/01/2038	4.000%	7,000,000	7,608,510
New York Counties Tobacco Trust VI
Tobacco Settlement Pass-Through Bonds
Series 2016
06/01/2045	5.000%	1,860,000	1,862,827
New York State Dormitory Authority
Refunding Revenue Bonds
Catholic Health System Obligation Group
Series 2019
07/01/2045	4.000%	1,000,000	1,015,830
Series 2019A3
03/15/2041	5.000%	15,000,000	17,732,550
Revenue Bonds
Independent School District-Educational Housing Services
Series 2005 (AMBAC)
07/01/2030	5.250%	3,000,000	3,527,730
Series 2020A
07/01/2053	4.000%	4,000,000	4,028,880

14	Columbia Tax-Exempt Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Tax-Exempt Fund, April 30, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Port Authority of New York & New Jersey(f)
Refunding Revenue Bonds
Consolidated 197th
Series 2016-197
11/15/2036	5.000%	2,550,000	2,899,758
Consolidated 206th
Series 2017-206
11/15/2047	5.000%	1,895,000	2,080,672
Series 2016-197
11/15/2033	5.000%	6,545,000	7,472,230
Revenue Bonds
Consolidated 218th
Series 2019
11/01/2037	4.000%	4,000,000	4,103,600
11/01/2041	4.000%	1,000,000	1,012,810
State of New York Mortgage Agency
Refunding Revenue Bonds
Series 2018-211
10/01/2043	3.750%	11,620,000	12,133,604
Ulster County Capital Resource Corp.(e)
Refunding Revenue Bonds
Woodland Pond at New Paltz
Series 2017
09/15/2042	5.250%	2,480,000	2,081,092
09/15/2047	5.250%	3,025,000	2,465,012
09/15/2053	5.250%	6,240,000	4,969,910
Westchester County Local Development Corp.
Refunding Revenue Bonds
Westchester Medical Center
Series 2016
11/01/2046	5.000%	4,000,000	4,172,320
Total			116,830,739
North Carolina 1.3%
Durham Housing Authority(f)
Prerefunded 01/31/23 Revenue Bonds
Magnolia Pointe Apartments
Series 2005
02/01/2038	5.650%	2,927,809	3,283,216
North Carolina Department of Transportation(f)
Revenue Bonds
I-77 Hot Lanes Project
Series 2015
06/30/2054	5.000%	12,500,000	12,160,000
North Carolina Eastern Municipal Power Agency
Prerefunded 01/01/22 Revenue Bonds
Series 1988A
01/01/2026	6.000%	1,940,000	2,104,823
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
North Carolina Medical Care Commission
Refunding Revenue Bonds
Sharon Towers
Series 2019A
07/01/2039	5.000%	1,650,000	1,663,167
07/01/2044	5.000%	2,260,000	2,259,819
Revenue Bonds
Novant Health Obligated Group
Series 2019A
11/01/2052	4.000%	2,815,000	2,921,829
Twin Lakes Community
Series 2019A
01/01/2049	5.000%	3,000,000	2,906,550
North Carolina Turnpike Authority
Revenue Bonds
Senior Lien - Triangle Expressway
Series 2019
01/01/2049	5.000%	6,000,000	6,251,640
North Carolina Turnpike Authority(h)
Revenue Bonds
Series 2017C
07/01/2030	0.000%	445,000	287,470
07/01/2034	0.000%	1,135,000	589,167
Series 2019
01/01/2044	0.000%	4,000,000	1,912,520
Triangle Expressway System
Series 2019
01/01/2042	0.000%	6,550,000	3,387,529
01/01/2043	0.000%	3,500,000	1,740,165
Total			41,467,895
North Dakota 0.5%
North Dakota Housing Finance Agency
Revenue Bonds
Home Mortgage Program
Series 2019
07/01/2043	3.050%	2,100,000	2,106,846
Housing Finance Program
Series 2017 (FHA)
07/01/2037	3.450%	2,295,000	2,369,587
Housing Finance Program-Home Mortgage Finance
Series 2018
07/01/2042	3.950%	9,990,000	10,552,537
Total			15,028,970
Ohio 2.6%
American Municipal Power, Inc.
Revenue Bonds
AMP Fremont Energy Center Project
Series 2012
02/15/2037	5.000%	13,220,000	14,005,268

Columbia Tax-Exempt Fund | Quarterly Report 2020	15

Portfolio of Investments   (continued)
Columbia Tax-Exempt Fund, April 30, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Buckeye Tobacco Settlement Financing Authority
03/04/2020
06/01/2055	5.000%	13,500,000	12,015,135
Refunded Revenue Bonds
Series 2020A-2 Class 1
06/01/2039	4.000%	2,000,000	2,101,680
City of Middleburg Heights
Revenue Bonds
Southwest General Facilities
Series 2011
08/01/2036	5.250%	2,380,000	2,439,452
County of Hamilton
Revenue Bonds
Cincinnati Children’s Hospital Project
Series 2019
11/15/2049	5.000%	10,000,000	13,824,800
County of Marion
Refunding Revenue Bonds
United Church Homes, Inc.
Series 2019
12/01/2049	5.125%	625,000	493,638
Lake County Port & Economic Development Authority(e)
Revenue Bonds
1st Mortgage - Tapestry Wickliffe LLC
Series 2017
12/01/2037	6.500%	6,000,000	4,487,340
Ohio Air Quality Development Authority(e),(f)
Revenue Bonds
Pratt Paper LLC Project
Series 2017
01/15/2038	4.250%	1,000,000	973,640
Ohio Turnpike & Infrastructure Commission
Refunding Revenue Bonds
Series 1998A (NPFGC)
02/15/2026	5.500%	3,000,000	3,585,600
State of Ohio
Refunding Revenue Bonds
Cleveland Clinic Health System
Series 2017
01/01/2036	4.000%	4,500,000	4,883,895
State of Ohio(f)
Revenue Bonds
Portsmouth Bypass Project
Series 2015
06/30/2053	5.000%	9,835,000	10,908,785
Toledo-Lucas County Port Authority
Refunding Revenue Bonds
CSX Transportation, Inc. Project
Series 1992
12/15/2021	6.450%	3,950,000	4,251,306
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
University of Toledo Project
Series 2014
07/01/2046	5.000%	5,000,000	5,046,750
Special Assessment Bonds
Town Square - Levis Commons Project
Series 2016
11/01/2036	5.400%	1,500,965	1,213,996
Total			80,231,285
Oklahoma 0.1%
Tulsa County Industrial Authority
Refunding Revenue Bonds
Montereau, Inc. Project
Series 2017
11/15/2045	5.250%	2,000,000	1,934,460
Oregon 0.5%
City of Forest Grove
Refunding Revenue Bonds
Campus Improvement Pacific University Project
Series 2014
05/01/2040	5.000%	1,500,000	1,539,720
Hospital Facilities Authority of Multnomah County
Refunding Revenue Bonds
Mirabella at South Waterfront
Series 2014A
10/01/2044	5.400%	3,225,000	3,114,608
Port of Portland Airport(f)
Revenue Bonds
Series 2017-24B
07/01/2034	5.000%	1,355,000	1,499,863
07/01/2042	5.000%	2,000,000	2,170,860
State of Oregon Housing & Community Services Department
Revenue Bonds
Series 2017D
01/01/2038	3.450%	5,400,000	5,648,076
Total			13,973,127
Pennsylvania 8.4%
Bucks County Industrial Development Authority
Revenue Bonds
St. Luke’s University Health Network
Series 2019
08/15/2050	4.000%	4,000,000	4,057,920
Commonwealth Financing Authority
Revenue Bonds
Tobacco Master Settlement Payment
Series 2018
06/01/2034	5.000%	1,000,000	1,130,340

16	Columbia Tax-Exempt Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Tax-Exempt Fund, April 30, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Commonwealth of Pennsylvania
Refunding Certificate of Participation
Series 2018A
07/01/2043	5.000%	2,500,000	2,895,900
Cumberland County Municipal Authority
Refunding Revenue Bonds
Diakon Lutheran Ministries
Series 2015
01/01/2038	5.000%	8,840,000	8,932,024
Dauphin County Industrial Development Authority(f)
Revenue Bonds
Dauphin Consolidated Water Supply
Series 1992A
06/01/2024	6.900%	3,400,000	4,003,432
Delaware Valley Regional Finance Authority
Revenue Bonds
Series 1997C (AMBAC)
07/01/2027	7.750%	1,000,000	1,311,670
Franklin County Industrial Development Authority
Refunding Revenue Bonds
Menno-Haven, Inc. Project
Series 2018
12/01/2048	5.000%	1,300,000	1,093,794
Geisinger Authority
Refunding Revenue Bonds
Geisinger Health System
Series 2017
02/15/2039	4.000%	6,000,000	6,427,680
Montgomery County Industrial Development Authority
Refunding Revenue Bonds
Albert Einstein HealthCare Network
Series 2015
01/15/2045	5.250%	9,000,000	9,242,460
Meadowood Senior Living Project
Series 2018
12/01/2048	5.000%	2,000,000	1,816,640
Northampton County General Purpose Authority
Refunding Revenue Bonds
St. Luke’s University Health Network
Series 2018
08/15/2048	4.000%	20,000,000	20,459,200
Pennsylvania Economic Development Financing Authority
Refunding Revenue Bonds
Series 2017A
11/15/2042	4.000%	30,000,000	30,670,200
Pennsylvania Economic Development Financing Authority(e)
Refunding Revenue Bonds
Tapestry Moon Senior Housing Project
Series 2018
12/01/2053	6.750%	6,000,000	5,141,520
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Pennsylvania Economic Development Financing Authority(f)
Revenue Bonds
PA Bridges Finco LP
Series 2015
12/31/2038	5.000%	1,625,000	1,654,445
06/30/2042	5.000%	29,375,000	29,698,712
Proctor & Gamble Paper Project
Series 2001
03/01/2031	5.375%	1,000,000	1,286,790
Pennsylvania Housing Finance Agency
Refunding Revenue Bonds
Series 2017-124B
10/01/2037	3.500%	16,000,000	16,575,840
Revenue Bonds
Series 2019-129
10/01/2039	3.150%	7,730,000	7,916,680
Pennsylvania Turnpike Commission
Refunding Subordinated Revenue Bonds
Series 2015A-1
12/01/2045	5.250%	25,295,000	27,825,006
Series 2016A-1
12/01/2046	5.000%	10,000,000	10,863,200
Revenue Bonds
Series 2014B
12/01/2044	5.250%	10,000,000	10,856,800
Subordinated Series 2017B-1
06/01/2042	5.000%	15,000,000	16,512,450
Subordinated Series 2018B
12/01/2043	5.000%	7,000,000	7,914,900
Subordinated Series 2019A
12/01/2049	4.000%	5,700,000	5,915,631
Subordinated Revenue Bonds
Series 2014A-1
12/01/2043	5.000%	16,940,000	18,235,063
Philadelphia Authority for Industrial Development
Revenue Bonds
First Philadelphia Preparatory Charter School
Series 2014
06/15/2043	7.250%	5,475,000	5,898,053
School District of Philadelphia (The)
Limited General Obligation Bonds
Series 2018A
09/01/2037	5.000%	1,000,000	1,180,460
Series 2018B
09/01/2043	5.000%	985,000	1,147,860

Columbia Tax-Exempt Fund | Quarterly Report 2020	17

Portfolio of Investments   (continued)
Columbia Tax-Exempt Fund, April 30, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Westmoreland County Municipal Authority(h)
Revenue Bonds
Capital Appreciation
Series 1999A (NPFGC)
08/15/2022	0.000%	2,000,000	1,944,280
Total			262,608,950
Puerto Rico 0.2%
Puerto Rico Public Finance Corp.(j)
Revenue Bonds
Commonwealth Appropriation
Series 2002E Escrowed to Maturity (AMBAC)
08/01/2027	5.500%	450,000	578,057
Unrefunded Revenue Bonds
Commonwealth Appropriation
Series 2002E Escrowed to Maturity
08/01/2026	6.000%	2,470,000	3,155,227
Series 2002E Escrowed to Maturity (AMBAC)
08/01/2027	5.500%	1,050,000	1,348,798
Total			5,082,082
South Carolina 1.5%
Piedmont Municipal Power Agency
Unrefunded Revenue Bonds
Series 1993 (NPFGC)
01/01/2025	5.375%	11,070,000	12,804,559
South Carolina Jobs-Economic Development Authority
Refunding Revenue Bonds
Bon Secours Mercy Health, Inc.
Series 2020
12/01/2046	5.000%	4,200,000	4,743,312
Revenue Bonds
York Preparatory Academy Project
Series 2014A
11/01/2023	5.750%	590,000	598,449
11/01/2033	7.000%	910,000	961,078
11/01/2045	7.250%	3,935,000	4,119,866
South Carolina Ports Authority(f)
Prerefunded 07/01/25 Revenue Bonds
Series 2015
07/01/2050	5.250%	13,675,000	16,490,272
Revenue Bonds
Series 2018
07/01/2048	5.000%	4,260,000	4,686,852
07/01/2055	5.000%	1,380,000	1,506,201
South Carolina State Housing Finance & Development Authority
Revenue Bonds
Series 2020A
07/01/2035	2.650%	1,000,000	997,990
07/01/2040	3.000%	1,000,000	1,005,800
Total			47,914,379
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
South Dakota 0.6%
South Dakota Health & Educational Facilities Authority
Refunding Revenue Bonds
Sanford Obligated Group
Series 2015
11/01/2035	5.000%	2,500,000	2,733,375
11/01/2045	5.000%	6,920,000	7,421,077
Revenue Bonds
Regional Health
Series 2017
09/01/2040	5.000%	6,500,000	7,287,995
Total			17,442,447
Tennessee 1.4%
Chattanooga Health Educational & Housing Facility Board
Refunding Revenue Bonds
Student Housing - CDFI Phase I
Series 2015
10/01/2032	5.000%	1,300,000	1,296,373
10/01/2035	5.000%	645,000	630,739
Greeneville Health & Educational Facilities Board
Refunding Revenue Bonds
Ballad Health Obligation Group
Series 2018
07/01/2035	5.000%	1,000,000	1,134,760
07/01/2040	4.000%	7,200,000	7,517,232
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board
Refunding Revenue Bonds
Lipscomb University Project
Series 2019
10/01/2058	5.250%	2,600,000	2,707,432
Revenue Bonds
Vanderbilt University Medical Center
Series 2016
07/01/2046	5.000%	6,800,000	7,326,048
Series 2017A
07/01/2048	5.000%	1,665,000	1,798,583
Shelby County Health Educational & Housing Facilities Board
Revenue Bonds
Farms at Bailey Station (The)
Series 2019
10/01/2054	5.750%	12,000,000	10,261,920
Tennessee Housing Development Agency
Revenue Bonds
3rd Issue
Series 2017
07/01/2037	3.400%	1,130,000	1,179,991
07/01/2042	3.600%	750,000	776,160

18	Columbia Tax-Exempt Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Tax-Exempt Fund, April 30, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Issue 3
Series 2018
01/01/2049	3.950%	7,935,000	8,394,437
Total			43,023,675
Texas 10.0%
Central Texas Regional Mobility Authority
Refunding Revenue Bonds
Senior Lien
Series 2013A
01/01/2033	5.000%	2,700,000	2,815,533
Series 2016
01/01/2046	5.000%	9,835,000	10,404,643
Revenue Bonds
Senior Lien
Series 2015A
01/01/2045	5.000%	3,000,000	3,169,920
Central Texas Regional Mobility Authority(h)
Revenue Bonds
Capital Appreciation
Series 2010
01/01/2025	0.000%	2,000,000	1,699,040
Central Texas Turnpike System
Prerefunded 08/15/22 Revenue Bonds
1st Tier
Series 2012A
08/15/2041	5.000%	16,075,000	17,601,321
Refunding Revenue Bonds
Series 2020A
08/15/2039	5.000%	2,400,000	2,870,688
Subordinated Series 2015C
08/15/2042	5.000%	14,730,000	15,250,558
Subordinated Refunding Revenue Bonds
Series 2015C
08/15/2037	5.000%	10,000,000	10,365,300
City of Austin Airport System(f)
Revenue Bonds
Series 2017B
11/15/2041	5.000%	1,000,000	1,086,340
11/15/2046	5.000%	3,000,000	3,235,860
Series 2019B
11/15/2044	5.000%	6,500,000	7,162,480
Clifton Higher Education Finance Corp.
Revenue Bonds
Idea Public Schools
Series 2012
08/15/2032	5.000%	2,165,000	2,263,572
08/15/2042	5.000%	5,575,000	5,763,825
Series 2013
08/15/2033	6.000%	990,000	1,090,436
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
International Leadership
Series 2015
08/15/2038	5.750%	3,000,000	3,039,150
International Leadership of Texas
Series 2015
08/15/2045	5.750%	10,500,000	10,532,130
Series 2015A
12/01/2035	5.000%	2,200,000	2,258,256
12/01/2045	5.000%	1,100,000	1,110,813
Collin County Community College District
Limited General Obligation Bonds
Series 2020A
08/15/2036	4.000%	1,250,000	1,427,775
Dallas Love Field(f)
Revenue Bonds
Series 2017
11/01/2034	5.000%	750,000	787,493
11/01/2035	5.000%	1,000,000	1,046,420
Dallas/Fort Worth International Airport(f)
Refunding Revenue Bonds
Series 2014A
11/01/2032	5.000%	3,400,000	3,655,918
Deaf Smith County Hospital District
Limited General Obligation Refunding Bonds
Series 2017
03/01/2030	5.000%	1,000,000	1,124,770
03/01/2031	5.000%	1,195,000	1,336,978
03/01/2034	5.000%	645,000	712,067
03/01/2040	4.000%	2,945,000	3,019,980
Grand Parkway Transportation Corp.
Refunding Revenue Bonds
Grand Parkway System
Series 2020C
10/01/2045	4.000%	3,000,000	3,187,530
Harris County Toll Road Authority (The)
Refunding Revenue Bonds
Senior Lien
Series 2018A
08/15/2048	4.000%	4,000,000	4,352,280
Katy Independent School District(i)
Unlimited General Obligation Bonds
Series 2020
02/15/2034	4.000%	3,020,000	3,514,857
02/15/2038	4.000%	7,340,000	8,422,430
New Hope Cultural Education Facilities Finance Corp.
Refunding Revenue Bonds
Texas Children’s Health System
Series 2017A
08/15/2040	4.000%	7,015,000	7,389,531

Columbia Tax-Exempt Fund | Quarterly Report 2020	19

Portfolio of Investments   (continued)
Columbia Tax-Exempt Fund, April 30, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
Bridgemoor Plano Project
Series 2018
12/01/2053	7.250%	10,000,000	8,667,100
Cardinal Bay, Inc. - Village on the Park
Series 2016
07/01/2031	4.000%	1,000,000	824,630
07/01/2046	5.000%	7,235,000	5,770,998
07/01/2051	4.750%	6,745,000	4,970,998
Collegiate Housing College Station
Series 2014
04/01/2046	5.000%	7,250,000	7,307,710
Collegiate Housing Tarleton State University
Series 2015
04/01/2047	5.000%	2,995,000	3,024,022
Texas A&M University - Corpus Christi
Series 2017
04/01/2042	5.000%	2,000,000	1,676,560
New Hope Cultural Education Facilities Finance Corp.(e)
Revenue Bonds
Jubilee Academic Center Project
Series 2017
08/15/2037	5.000%	940,000	856,622
North Texas Tollway Authority
Refunding Revenue Bonds
2nd Tier
Series 2015A
01/01/2038	5.000%	9,230,000	10,138,140
Series 2019A
01/01/2037	4.000%	15,000,000	16,258,050
Northwest Independent School District(i)
Unlimited General Obligation Refunding Bonds
Series 2020
02/15/2034	4.000%	2,250,000	2,623,005
02/15/2036	4.000%	4,895,000	5,645,991
02/15/2038	4.000%	2,320,000	2,659,926
02/15/2040	4.000%	1,415,000	1,615,958
02/15/2045	4.000%	4,000,000	4,508,000
Pottsboro Higher Education Finance Corp.
Revenue Bonds
Series 2016A
08/15/2036	5.000%	390,000	365,184
Red River Health Facilities Development Corp.
Revenue Bonds
MRC Crossings Project
Series 2014A
11/15/2034	7.500%	2,000,000	2,101,280
11/15/2044	7.750%	2,800,000	2,926,476
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Sanger Industrial Development Corp.(e),(f),(g)
Revenue Bonds
Texas Pellets Project
Series 2012B
07/01/2038	0.000%	34,645,000	8,661,250
Tarrant County Cultural Education Facilities Finance Corp.
Refunding Revenue Bonds
Trinity Terrace Project
Series 2014
10/01/2044	5.000%	2,500,000	2,454,925
10/01/2049	5.000%	1,870,000	1,805,691
Revenue Bonds
Buckner Senior Living Ventana Project
Series 2017
11/15/2047	6.750%	3,665,000	3,703,592
CC Young Memorial Home
Series 2009A
02/15/2038	8.000%	3,750,000	3,750,150
Texas Private Activity Bond Surface Transportation Corp.
Refunding Revenue Bonds
Senior Lien - North Tarrant Express
Series 2019
12/31/2038	4.000%	3,500,000	3,409,910
Texas Private Activity Bond Surface Transportation Corp.(f)
Revenue Bonds
Segment 3C Project
Series 2019
06/30/2058	5.000%	6,500,000	6,780,995
Senior Lien - Blueridge Transportation
Series 2016
12/31/2050	5.000%	7,750,000	7,410,317
12/31/2055	5.000%	6,250,000	5,921,875
Senior Lien - Blueridge Transportation Group LLC
Series 2016
12/31/2040	5.000%	2,000,000	1,977,020
Texas Transportation Commission
Revenue Bonds
State Highway 249 System Toll
Series 2019
08/01/2057	5.000%	2,000,000	2,033,860
Tomball Independent School District(i)
Unlimited General Obligation Bonds
School Building
Series 2020
02/15/2034	3.000%	1,750,000	1,841,875
02/15/2035	3.000%	1,750,000	1,835,855
02/15/2036	3.000%	1,435,000	1,498,929
02/15/2038	4.000%	1,750,000	2,019,658
02/15/2039	4.000%	1,250,000	1,437,913
02/15/2040	4.000%	1,000,000	1,147,670
02/15/2045	4.000%	3,765,000	4,264,088

20	Columbia Tax-Exempt Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Tax-Exempt Fund, April 30, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
University of Texas System (The)
Revenue Bonds
Series 2019B
08/15/2049	5.000%	17,000,000	27,041,560
Total			312,635,677
Utah 0.7%
Salt Lake City Corp. Airport(f)
Revenue Bonds
Series 2017A
07/01/2036	5.000%	4,000,000	4,437,200
07/01/2047	5.000%	11,500,000	12,494,405
Series 2018-A
07/01/2048	5.000%	3,000,000	3,282,810
Total			20,214,415
Virginia 1.1%
Chesapeake Bay Bridge & Tunnel District
Revenue Bonds
1st Tier General Resolution
Series 2016
07/01/2046	5.000%	3,500,000	3,691,555
Fredericksburg Economic Development Authority
Refunding Revenue Bonds
Mary Washington Healthcare Obligation
Series 2014
06/15/2030	5.000%	1,000,000	1,089,270
06/15/2031	5.000%	800,000	867,160
06/15/2033	5.000%	500,000	538,285
Loudoun County Economic Development Authority(h)
Revenue Bonds
Howard Hughes Medical Institute
Series 2019
07/01/2049	0.000%	17,045,000	6,572,041
Mosaic District Community Development Authority
Special Assessment Bonds
Series 2011A
03/01/2026	6.625%	2,145,000	2,185,004
Virginia Small Business Financing Authority(f)
Revenue Bonds
Transform 66 P3 Project
Series 2017
12/31/2056	5.000%	20,300,000	20,334,916
Total			35,278,231
Washington 2.6%
Greater Wenatchee Regional Events Center Public Facilities District
Revenue Bonds
Series 2012A
09/01/2027	5.000%	1,540,000	1,509,400
09/01/2032	5.250%	1,000,000	963,890
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
King County Housing Authority
Refunding Revenue Bonds
Series 2018
05/01/2038	3.750%	2,915,000	3,100,132
King County Public Hospital District No. 4
Revenue Bonds
Series 2015A
12/01/2035	6.000%	1,300,000	1,360,502
12/01/2045	6.250%	2,500,000	2,602,375
Port of Seattle(f)
Revenue Bonds
Series 2018A
05/01/2043	5.000%	8,000,000	8,702,000
State of Washington
Unlimited General Obligation Bonds
Series 2015B
02/01/2039	5.000%	9,435,000	10,741,181
Unlimited General Obligation Notes
Series 2019A
08/01/2040	5.000%	9,490,000	11,646,887
Washington Health Care Facilities Authority
Refunding Revenue Bonds
Multicare Health System
Series 2017B
08/15/2041	4.000%	10,500,000	10,984,680
Virginia Mason Medical Center
Series 2017
08/15/2042	4.000%	3,335,000	3,073,503
Washington State Housing Finance Commission
Prerefunded 01/01/23 Revenue Bonds
Presbyterian Retirement
Series 2013
01/01/2028	5.000%	985,000	1,090,838
Revenue Bonds
Heron’s Key
Series 2015A
07/01/2030	6.500%	730,000	733,402
07/01/2035	6.750%	550,000	543,268
07/01/2045	7.000%	1,800,000	1,748,034
Washington State Housing Finance Commission(e)
Refunding Revenue Bonds
Bayview Manor Homes
Series 2016A
07/01/2046	5.000%	2,475,000	2,109,739
Nonprofit Housing-Mirabella
Series 2012
10/01/2032	6.500%	9,500,000	9,545,315
10/01/2047	6.750%	1,000,000	1,007,400

Columbia Tax-Exempt Fund | Quarterly Report 2020	21

Portfolio of Investments   (continued)
Columbia Tax-Exempt Fund, April 30, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Skyline 1st Hill Project
Series 2015
01/01/2025	5.000%	770,000	744,498
01/01/2035	5.750%	575,000	543,392
01/01/2045	6.000%	2,325,000	2,158,669
Revenue Bonds
Heron’s Key
Series 2015A
07/01/2050	7.000%	1,250,000	1,211,762
Unrefunded Revenue Bonds
Presbyterian Retirement
Series 2013
01/01/2023	5.000%	400,000	402,416
01/01/2028	5.000%	1,030,000	1,032,730
01/01/2033	5.000%	1,315,000	1,296,735
01/01/2043	5.250%	3,870,000	3,764,775
Total			82,617,523
West Virginia 0.7%
West Virginia Hospital Finance Authority
Refunding Revenue Bonds
Cabell Huntington Hospital Obligation
Series 2018
01/01/2047	4.125%	5,000,000	4,725,650
Revenue Bonds
West Virginia University Health System Obligation
Series 2018
06/01/2052	5.000%	16,500,000	17,791,785
Total			22,517,435
Wisconsin 1.5%
Public Finance Authority
Refunding Revenue Bonds
Friends Homes
Series 2019
09/01/2049	5.000%	4,250,000	3,614,837
Public Finance Authority(e)
Refunding Revenue Bonds
Mary’s Woods at Marylhurst
Series 2017
05/15/2042	5.250%	820,000	821,419
05/15/2047	5.250%	1,105,000	1,093,961
Wisconsin Health & Educational Facilities Authority
Prerefunded 08/15/23 Revenue Bonds
Beaver Dam Community Hospitals
Series 2013A
08/15/2028	5.125%	6,750,000	7,658,010
08/15/2034	5.250%	8,000,000	9,108,400
Refunding Revenue Bonds
Ascension Health Credit Group
Series 2016
11/15/2046	4.000%	5,000,000	5,160,500
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
St. Camillus Health System, Inc.
Series 2019
11/01/2046	5.000%	2,100,000	1,788,633
Revenue Bonds
Covenant Communities, Inc. Project
Series 2018A
07/01/2048	4.000%	2,335,000	1,943,444
07/01/2053	4.125%	5,000,000	4,175,100
Series 2018B
07/01/2038	4.375%	1,250,000	965,988
07/01/2043	4.500%	1,375,000	1,020,580
07/01/2048	5.000%	500,000	388,145
St. John’s Communities, Inc. Project
Series 2018A
09/15/2050	5.000%	3,750,000	3,318,787
Wisconsin Housing & Economic Development Authority
Revenue Bonds
Series 2019A (FNMA)
09/01/2035	3.500%	5,000,000	5,229,350
Total			46,287,154
Wyoming 0.3%
County of Campbell
Refunding Revenue Bonds
Basin Electric Power Cooperative
Series 2019
07/15/2039	3.625%	7,600,000	7,702,600
Total Municipal Bonds (Cost $3,066,593,592)			3,030,811,782

Municipal Bonds Held in Trust 0.7%

North Carolina 0.7%
North Carolina Medical Care Commission Health Care Facilities(k)
Revenue Bonds
Novant Health Obligated Group
Series 2019A
11/01/2049	4.000%	20,600,000	21,424,618
Total Municipal Bonds Held in Trust (Cost $22,814,303)			21,424,618

Municipal Short Term 1.0%
Issue Description	Effective Yield	Principal Amount ($)	Value ($)
California 0.3%
California Pollution Control Financing Authority(e),(f)
Revenue Bonds
Series 2017A-2 (Mandatory Put 07/15/20)
11/01/2042	1.950%	10,000,000	10,001,300

22	Columbia Tax-Exempt Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Tax-Exempt Fund, April 30, 2020 (Unaudited)
Municipal Short Term (continued)
Issue Description	Effective Yield	Principal Amount ($)	Value ($)
New York 0.3%
Metropolitan Transportation Authority
Revenue Notes
Series 2019B-2
05/15/2020	8.000%	10,000,000	9,982,143
Texas 0.4%
State of Texas
Revenue Notes
Series 2019
08/27/2020	0.590%	10,000,000	10,110,200
Total Municipal Short Term (Cost $30,042,590)			30,093,643
Money Market Funds 0.0%
	Shares	Value ($)
Dreyfus AMT-Free Tax Exempt Cash Management Fund, Institutional Shares, 0.164%(l)	202,034	202,014
JPMorgan Institutional Tax Free Money Market Fund, Institutional Shares, 0.180%(l)	229,114	229,114
Total Money Market Funds (Cost $431,142)		431,128
Total Investments in Securities (Cost $3,182,861,235)		3,145,345,790
Other Assets & Liabilities, Net		(22,313,099)
Net Assets		$3,123,032,691

Notes to Portfolio of Investments
(a)	Valuation based on significant unobservable inputs.
(b)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended April 30, 2020 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Multi-Sector Municipal Income ETF
	—	274,473	—	274,473	—	(263,220)	34,984	5,709,313

(c)	The Fund is entitled to receive principal and interest from the guarantor after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.
(d)	Represents a variable rate security where the coupon rate adjusts on specified dates (generally daily or weekly) using the prevailing money market rate. The interest rate shown was the current rate as of April 30, 2020.
(e)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At April 30, 2020, the total value of these securities amounted to $110,813,673, which represents 3.55% of total net assets.
(f)	Income from this security may be subject to alternative minimum tax.
(g)	Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At April 30, 2020, the total value of these securities amounted to $14,219,615, which represents 0.46% of total net assets.
(h)	Zero coupon bond.
(i)	Represents a security purchased on a when-issued basis.
(j)	Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At April 30, 2020, the total value of these securities amounted to $5,082,082, which represents 0.16% of total net assets.
(k)	The Fund entered into transactions in which it transfers to trusts fixed rate municipal bonds in exchange for cash and residual interests in the trusts, which are in the form of inverse floating rate securities. The trusts funds the purchases of the municipal bonds by issuing short-term floating rate notes to third parties. The municipal bonds transferred to the trusts remain in the Fund’s Portfolio of Investments.
(l)	The rate shown is the seven-day current annualized yield at April 30, 2020.
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
BAM	Build America Mutual Assurance Co.
BAN	Bond Anticipation Note
Columbia Tax-Exempt Fund | Quarterly Report 2020	23

Portfolio of Investments   (continued)
Columbia Tax-Exempt Fund, April 30, 2020 (Unaudited)
Abbreviation Legend  (continued)
FHA	Federal Housing Authority
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
NPFGC	National Public Finance Guarantee Corporation
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
24	Columbia Tax-Exempt Fund | Quarterly Report 2020